Document and Entity Information Document	Sep. 27, 2026
Cover [Abstract]
Document Type	8-K
Document Period End Date	Sep. 27, 2026
Entity Registrant Name	KBS REAL ESTATE INVESTMENT TRUST III, INC.
Entity Incorporation, State or Country Code	MD
Entity File Number	000-54687
Entity Tax Identification Number	27-1627696
Entity Address, Address Line One	800 Newport Center Drive
Entity Address, Address Line Two	Suite 700
Entity Address, City or Town	Newport Beach
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	92660
City Area Code	949
Local Phone Number	417-6500
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity Central Index Key	0001482430
Amendment Flag	false